SCHEDULE OF MINIMUM LEASE PAYMENTS UNDER NON- CANCELABLE LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 7
Total operating lease payments	7
Less: imputed interest
Present value of lease liabilities	$ 7	$ 48